Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Components of Operating Lease Cost
The components of operating lease costs were as follows:

	Year ended December 31,
	2024	2023
Operating lease cost	$5,610	$4,934
Short-term lease cost	340	347
Variable lease cost	339	269
Total net lease costs	$6,289	$5,550

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2024	2023
Operating lease ROU assets	$10,604	$14,260
Operating lease liabilities, current	$4,125	$4,972
Operating lease liabilities, long-term	$6,844	$9,157
Weighted average remaining lease term (in years)	5.11	4.59
Weighted average discount rate	3.01%	2.48%

Lessee, Operating Lease, Liability, Maturity
Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2024, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2025	$4,168
2026	2,205
2027	1,396
2028	999
2029 and thereafter	3,419

Total undiscounted lease payments	12,187
Less: imputed interest	(1,218)

Present value of lease liabilities	$10,969